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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:         Coordinating Investment Fiduciary of Raytheon Company Employee
              Benefit Plans
Address:      870 Winter Street
              Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Paula J. Sasso
Title:        Senior Manager, Pension Operations & Compliance
Phone:        781-522-5168

Signature, Place, and Date of Signing:

      /s/ Paula J. Sasso            Waltham, MA        May 11, 2011
   ------------------------        -------------       ------------
          [Signature]              [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    2,108,553
                                           (thousands)

List of Other Included Managers:           NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
--------                            --------  ---------  ---------  ------------------   ----------  --------  ----------------
                                                                                                               VOTING AUTHORITY
                                     TITLE                 VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ---------------
NAME OF ISSUER                      OF CLASS    CUSIP     (X1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
--------------                      --------  ---------  ---------  --------- ---  ----  ----------  --------  ----  ------ ----
MARKET VECTORS - AGRIBUSINESS       ETF       57060U605    $66,090  1,179,334 SH            SOLE       NONE                  X
SPDR DOW JONES INTERNATIONAL R      ETF       78463X863    $27,916    715,255 SH            SOLE       NONE                  X
ISHARES DOW JONES US REAL ESTA      ETF       464287739    $17,608    296,430 SH            SOLE       NONE                  X
ISHARES DOW JONES US TELECOMMU      ETF       464287713    $17,328    727,449 SH            SOLE       NONE                  X
MATERIALS SELECT SECTOR SPDR F      ETF       81369Y100    $15,121    377,747 SH            SOLE       NONE                  X
ENERGY SELECT SECTOR SPDR FUND      ETF       81369Y506    $89,990  1,127,558 SH            SOLE       NONE                  X
FINANCIAL SELECT SECTOR SPDR F      ETF       81369Y605    $25,675  1,564,572 SH            SOLE       NONE                  X
INDUSTRIAL SELECT SECTOR SPDR       ETF       81369Y704   $167,247  4,438,619 SH            SOLE       NONE                  X
SPDR S&P METALS & MINING ETF        ETF       78464A755    $20,654    278,062 SH            SOLE       NONE                  X
ISHARES RUSSELL 3000 INDEX FUN      ETF       464287689    $21,267    268,321 SH            SOLE       NONE                  X
VANGUARD TOTAL STOCK MARKET ET      ETF       922908769    $40,024    582,504 SH            SOLE       NONE                  X
SPDR DOW JONES INDUSTRIAL           ETF       78467X109    $87,510    711,350 SH            SOLE       NONE                  X
ISHARES RUSSELL 1000 INDEX FUN      ETF       464287622   $156,746  2,121,913 SH            SOLE       NONE                  X
ISHARES RUSSELL 1000 VALUE IND      ETF       464287598    $84,862  1,235,789 SH            SOLE       NONE                  X
ISHARES RUSSELL 1000 GROWTH IN      ETF       464287614    $51,803    856,668 SH            SOLE       NONE                  X
SPDR S&P 500 ETF TRUST              ETF       78462F103   $608,377  4,591,181 SH            SOLE       NONE                  X
ISHARES RUSSELL MIDCAP INDEX F      ETF       464287499   $110,871  1,017,256 SH            SOLE       NONE                  X
SPDR S&P MIDCAP 400 ETF TRUST       ETF       78467Y107   $242,478  1,350,478 SH            SOLE       NONE                  X
ISHARES MSCI ACWI INDEX FUND        ETF       464288257    $20,273    419,727 SH            SOLE       NONE                  X
ISHARES MSCI EAFE INDEX FUND        ETF       464287465    $52,464    873,098 SH            SOLE       NONE                  X
ISHARES MSCI AUSTRALIA INDEX F      ETF       464286103    $20,913    785,600 SH            SOLE       NONE                  X
ISHARES MSCI CANADA INDEX FUND      ETF       464286509    $60,556  1,800,133 SH            SOLE       NONE                  X
ISHARES MSCI GERMANY INDEX FUN      ETF       464286806    $15,833    610,153 SH            SOLE       NONE                  X
ISHARES MSCI SINGAPORE INDEX F      ETF       464286673    $15,342  1,122,300 SH            SOLE       NONE                  X
VANGUARD MSCI EAFE EFT              ETF       921943858    $19,653    526,745 SH            SOLE       NONE                  X
VANGUARD FTSE ALL-WORLD EX-US       ETF       922042775    $20,701    419,727 SH            SOLE       NONE                  X
VANGUARD MSCI EUROPEAN ETF          ETF       922042874    $31,251    601,562 SH            SOLE       NONE                  X

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